Equity (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Equity Share Capital

Allotted, called up and fully paid	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m

At 1 January 2021 (ordinary shares of 20 340 / 399 p each)	187	53	103	156

Exchange adjustments	–	–	(2)	(2)

At 31 December 2021 (ordinary shares of 20 340 / 399 p each)	187	53	101	154

Repurchased and cancelled under share repurchase programme	(4)	(1)	–	(1)

Exchange adjustments	–	(6)	(10)	(16)

At 31 December 2022 (ordinary shares of 20 340 / 399 p each)	183	46	91	137

Repurchased and cancelled under share repurchase programme	(11)	(3)	–	(3)

Exchange adjustments	–	3	4	7

At 31 December 2023 (ordinary shares of 20 340 / 399 p each)	172	46	95	141

Summary of Shares Held By Employee Share Trusts

	Number of shares millions	Carrying value $m	Market value $m

31 December 2023	0.8	35.0	73.6

31 December 2022	1.1	37.0	62.8

31 December 2021	0.9	21.7	57.3

Summary of Cash Flow Hedge Reserves

	Cash flow hedge reserve $m	Cost of hedging reserve $m	Total $m

At 1 January 2021	(11)	(13)	(24)

Costs of hedging deferred and recognised in other comprehensive income	–	2	2

Change in fair value of currency swaps recognised in other comprehensive income	(62)	–	(62)

Reclassified from other comprehensive income to profit or loss – included in financial expenses	96	–	96

Deferred tax	(7)	–	(7)

At 31 December 2021	16	(11)	5

Costs of hedging deferred and recognised in other comprehensive income	–	3	3

Change in fair value of currency swaps recognised in other comprehensive income	33	–	33

Reclassified from other comprehensive income to profit or loss – included in financial expenses	(43)	–	(43)

Deferred tax	2	–	2

At 31 December 2022	8	(8)	–

Change in fair value of currency swaps recognised in other comprehensive income	(30)	–	(30)

Reclassified from other comprehensive income to profit or loss – included in financial expenses	28	–	28

At 31 December 2023	6	(8)	(2)

Treasury shares
Treasury shares

	Number of shares millions	Nominal value $m

At 1 January 2021	5.1	1.4

Transferred to employee share trusts	(1.4)	(0.4)

At 31 December 2021	3.7	1.0

Transferred to employee share trusts	(0.7)	(0.2)

Repurchased under share repurchase programme	4.5	1.1

At 31 December 2022	7.5	1.9

Transferred to employee share trusts	(0.5)	(0.1)

Exchange adjustments	–	0.1

At 31 December 2023	7.0	1.9